Options (Tables)	9 Months Ended
Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of assumptions
	Three months ended		Nine months ended
	August 31, 2019	August 31, 2018	August 31, 2019	August 31, 2018

Volatility	-	-	93.90% - 111.93%	-
Risk-free interest rate	-	-	1.62% - 1.90%	-
Expected life (in years)	-	-	5.78 - 10.00	-
The weighted average grant date
fair value of options granted	-	-	0.22 - 0.28	-

Schedule of share-based compensation, stock options, activity
		August 31, 2019			August 31, 2018
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	555,651	31.75	16.69	582,811	32.00	17.20
Granted	1,887,000	0.35	0.26	-	-	-
Expired	(31,550)	37.71	17.60	(15,827)	54.20	39.20
Forfeited	(6,666)	4.72	2.61	(8,500)	11.90	10.20
Balance at
end of period	2,404,435	8.42	3.78	558,484	31.60	16.70

Options exercisable end of period	1,141,431	17.26	7.62	503,444	32.50	17.20

Schedule of employee service share-based compensation, allocation of recognized period costs
Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2019	August 31, 2018	August 31, 2019	August 31, 2018
	$	$	$	$

Research and development	40,517	11,072	172,274	79,067
Selling, general and administrative	10,885	14,470	41,417	41,281
	51,402	25,542	213,691	120,348